UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2006



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TOTAL RETURN STRATEGY FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2006

[LOGO OF USAA]
   USAA(R)

                         USAA TOTAL RETURN
                                STRATEGY Fund(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JUNE 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           7

FINANCIAL INFORMATION

    Portfolio of Investments                                                 10

    Notes to Portfolio of Investments                                        11

    Financial Statements                                                     12

    Notes to Financial Statements                                            15

EXPENSE EXAMPLE                                                              25

ADVISORY AGREEMENT                                                           27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                         . . . DURING THIS PERIOD OF UNCERTAINTY
[PHOTO OF CHRISTOPHER W. CLAUS]            AND MARKET VOLATILITY, INVESTORS MAY
                                         FIND IT DIFFICULT TO BE PATIENT AND LET
                                                THEIR INVESTMENT PLAN WORK.

                                                            "

                                                                       JUNE 2006
--------------------------------------------------------------------------------

         As I write these words in mid-June, investors have witnessed a healthy
         - but uncomfortable - correction in the world's financial markets. Corrections, even of this magnitude, are normal. In fact, the recent downturn was in line with those of the past. Still, they are not pleasant to experience.

         This time, the principal cause seems to be uncertainty - mainly about interest rates. Banks around the world, along with the Federal Reserve Board (the Fed), have been raising short-term interest rates primarily to contain inflation. The Fed has increased rates 17 times since June 2004, sending them back up to levels not seen since 2001.

         Higher interest rates mean that the recent period of "easy money" is over. For the last few years, companies all over the world have enjoyed clear sailing. Money was cheap to borrow, so it was relatively painless to obtain capital for new initiatives and infrastructure improvements. Accordingly, global stock prices climbed, and the emerging and commodities markets saw strong returns.

         However, as interest rates rose, investors recognized that many companies would face headwinds in the months ahead. World financial markets declined, and some observers began to worry about the Fed's continued rate increases. In the past, the Fed - erring on the side of caution and to combat inflation - has been accused of going TOO far, choking off economic growth and causing a recession.

         Right now, I believe that the U.S. economy is on fairly sound footing. The quality of corporate earnings has been excellent, and corporate balance sheets remain healthy. Nonetheless, we ARE nearing an inflection point. On one hand, the Fed may overshoot the mark.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         On the other, it could successfully control inflation and allow economic growth to continue.

         Once the uncertainty ends, stocks have the potential to do well. In the interim, stocks could retest their lows before regaining or exceeding their previous highs. But should investors believe that the Fed has raised rates too much, equity market performance may suffer.

         As always, index investors can expect their returns to mirror the performance of the underlying benchmark. However, during this period of uncertainty and market volatility, investors may find it difficult to be patient and let their investment plan work. Nonetheless, although indexing remains an excellent core strategy, it is not necessarily the only one.

         At USAA Investment Management Company, we offer a range of investment options. You can make the most of these opportunities by combining our index and actively managed funds and using dollar-cost averaging to maximize the amount of money you put to work. Please give us a call if you would like to review your investment plan.

         From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Index products incur fees and expenses and may not always be invested in all securities of the index the fund attempts to mirror. It is not possible to invest directly in an index.

         Systematic investment plans do not assure a profit or protect against loss in declining markets. Dollar-cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low price levels.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF STUART H. WESTER]        STUART H. WESTER, CFA
                                      USAA Investment Management Company

[PHOTO OF PAMELA BLEDSOE NOBLE]    PAMELA BLEDSOE NOBLE, CFA
                                      USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 For the six months ended June 30, 2006, the USAA Total Return Strategy Fund had a total return of 1.93%. This compares to a total return of 2.71% for the S&P 500 Index and 3.07% for the Lipper Flexible Portfolio Funds Index.

HOW WOULD YOU CHARACTERIZE THE FUND'S PERFORMANCE?

                 It is important to revisit the investment objective of your Fund, which is to have a positive total return every calendar year and to achieve returns greater than the S&P 500 Index, with less risk, over the long term. "Long term" is defined as five years or more, since this period usually encompasses a full cycle that includes a bull and a bear market.

                 Although we did have a positive total return, six months is too short of a time to make a judgment on the Fund's ability to achieve its objective for the calendar year or the full market cycle.

HOW WAS THE FUND INVESTED DURING THE SIX-MONTH REPORTING PERIOD?

                 The Fund's strategy is to shift assets among stocks, investment-grade bonds, or cash equivalents so that, at any given time, substantially all of the Fund's assets are invested in one of these three asset classes. The Fund was invested in money market

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 8 FOR BENCHMARK DEFINITIONS.

                 THIS FUND MAY CHANGE THE ALLOCATION OF ITS PORTFOLIO HOLDINGS REGULARLY, WHICH MAY RESULT IN A HIGHER PROPORTION OF CAPITAL GAINS AND A LOWER RETURN. THE FUND UTILIZES A FOCUSED INVESTMENT STRATEGY, WHICH MAY INCREASE THE VOLATILITY OF THE FUND'S INVESTMENT RESULTS. THERE IS NO ASSURANCE THAT THE FUND'S OBJECTIVES WILL BE ACHIEVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 instruments during the entire six-month period, and therefore earned a return typical of money market funds.

                 The Fund was built to give you exposure, with acceptable risk based on our proprietary investment model, to either stocks or bonds when there is a high probability that one of those markets will move significantly higher. During the entire six months, the risks the model measures in the stock market were too high to warrant an investment in stocks, and our bond indicators were even more negative.

DIDN'T STOCKS MOVE UP FOR MUCH OF THE REPORTING PERIOD?

                 Yes, they did. From January 1 through May 5, 2006, the S&P 500 Index returned 6.85% on a total return basis (with dividends reinvested). However, our model indicators showed an insufficient risk/reward ratio, and the risks the model was seeing in the stock market materialized after the May 5 peak through the end of the reporting period on June 30. By sticking to our very strict investment discipline, we were able to avoid the losses that occurred during that market correction.

                 Keep in mind that your Fund is designed to avoid or minimize big losses, which is one of the keys to investing successfully over the long term. Since World War II, the median decline of the 13 bear markets as measured by the S&P 500 Index is 27%. If you lose 27% of your money, you then have to earn 37% just to get back to even. Our long-term strategy is to minimize the big losses associated with bear markets while still participating to a significant degree in strong upward moves.

DO YOU EXPECT THAT THE FUND WILL BE INVESTED IN STOCKS AT SOME POINT IN THE SECOND HALF OF THE REPORTING YEAR?

                 There's really no way to know, because any decisions are based on model indicators that change frequently. What we do know is

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 that on June 30, both our stock and bond market models were more negative than they were at the beginning of 2006.

ARE WE IN A BULL MARKET OR A BEAR MARKET IN STOCKS?

                 We'll know only in retrospect whether we're in the midst of a bull market correction or have entered a bear market. The bull market began 43 months ago, and from that point to its May 5, 2006, high, was up 71%. The median bull market since the end of World War II lasted 32 months, with a median gain of 74%.

WITHIN MONEY MARKET INSTRUMENTS, HOW HAVE THE FUND'S ASSETS BEEN INVESTED?

                 Because the Federal Reserve Board has been raising interest rates, the assets have largely been invested in repurchase agreements and government agency discount notes. These short-term instruments capture the increases in the federal funds rate quickly, while allowing us the flexibility to follow the model indicators if they were to signal a move into stocks or bonds.

ARE YOU SATISFIED WITH THE FUND'S PERFORMANCE?

                 Yes, the model has performed as we expected it would, but it's too soon to judge the Fund's performance against its long-term objective accurately. That will take a full market cycle.

                 As was the case in late 2005 and the first four months of 2006, there will very likely be periods when stocks and/or bonds move higher and the Fund is not invested in either. In these periods, shareholders have to remain patient and maintain discipline, confident that the Fund incorporates a tremendous amount of knowledge about how financial markets operate.

                 We thank you, our shareholders, for investing in this innovative mutual fund. We have a high degree of confidence in the Fund's strategy, and look forward to serving you for many years to come.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TOTAL RETURN STRATEGY FUND (Ticker Symbol:USTRX)

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Shifts the Fund's assets among stocks, investment-grade bonds, or cash equivalents. Generally invests at any given time substantially all of the Fund's assets in either (1) stocks through the use of stock-based exchange-traded funds (ETFs),
                 (2) investment-grade bonds through either ETFs or direct investment, or (3) cash equivalents through direct investment in short-term, high-quality money market instruments or money market funds.

--------------------------------------------------------------------------------
                                           6/30/06                 12/31/05
--------------------------------------------------------------------------------
Net Assets                             $256.4 Million          $205.6 Million
Net Asset Value Per Share                   $9.91                   $9.89

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/06
--------------------------------------------------------------------------------

12/31/05 TO 6/30/06*             1 YEAR              SINCE INCEPTION ON 1/24/05*
       1.93%                      3.15%                        1.65%

* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LIPPER FLEXIBLE                                   USAA TOTAL
                 PORTFOLIO FUNDS INDEX       S&P 500 INDEX        RETURN STRATEGY FUND
 1/31/05              $10,000.00              $10,000.00              $10,000.00
 2/28/05               10,188.52               10,210.32               10,020.00
 3/31/05               10,007.72               10,029.71                9,854.00
 4/30/05                9,824.85                9,839.58                9,874.07
 5/31/05               10,051.58               10,152.39                9,884.10
 6/30/05               10,125.36               10,166.93                9,925.25
 7/31/05               10,449.34               10,544.86               10,096.37
 8/31/05               10,448.92               10,448.70                9,965.51
 9/30/05               10,600.57               10,533.29                9,998.75
10/31/05               10,455.83               10,357.59               10,018.93
11/30/05               10,706.71               10,748.95               10,039.11
12/31/05               10,806.95               10,752.73               10,043.95
 1/31/06               11,156.20               11,037.43               10,074.42
 2/28/06               11,108.49               11,067.29               10,104.89
 3/31/06               11,285.24               11,205.03               10,132.31
 4/30/06               11,412.27               11,355.38               10,163.01
 5/31/06               11,150.67               11,028.97               10,203.95
 6/30/06               11,138.94               11,043.61               10,237.82

                                   [END CHART]

                          *DATA FROM 1/31/05 THROUGH 6/30/06.

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Total Return Strategy Fund to the following benchmarks:

                 o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Lipper Flexible Portfolio Funds Index tracks the
                   performance of the 30 largest funds within the Lipper Flexible Funds category. This category allocates its investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total return.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 *THE PERFORMANCE OF THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX
                  AND THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JANUARY 31, 2005, WHILE THE FUND'S INCEPTION DATE IS JANUARY 24, 2005. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

               PERCENTAGE OF TIME INVESTED
                     IN ASSET CLASSES

[PIE CHART OF PERCENTAGE OF TIME INVESTED IN ASSET CLASSES]

Money Market Instruments                                100%

                       [END CHART]

         DATA FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006.

         THE PERCENTAGE OF TIME INVESTED IN ASSET CLASSES IS CALCULATED BY DIVIDING THE NUMBER OF MARKET DAYS (INCLUDING DAYS WHEN THE MARKET WAS CLOSED DUE TO HOLIDAY) IN THE PERIOD THAT THE FUND HELD THE PARTICULAR ASSET CLASS AS OF THE CLOSE OF THE MARKET DAY, BY THE TOTAL NUMBER OF MARKET DAYS IN THE PERIOD, WHICH CONSISTED OF 130 DAYS FROM 1/01/06 THROUGH 6/30/06.

10

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2006 (UNAUDITED)

  PRINCIPAL                                                                                       MARKET
     AMOUNT                                                                                        VALUE
      (000)   SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (21.5%)

              DISCOUNT NOTES
   $ 50,000   Freddie Mac(b,c), 5.08%, 7/03/2006 (cost: $49,986)                                $ 49,986
                                                                                                --------
              REPURCHASE AGREEMENTS (88.4%)(a)
     75,000      Deutsche Bank Securities, 5.15%, acquired on 6/30/2006 and due
                 7/03/2006 at $75,000 (collateralized by $78,748 of Fannie Mae
                 Notes(b), 5.00%, due 3/15/2016; market
                 value $76,501)                                                                   75,000
    130,861   UBS Securities LLC, 5.19%, acquired on 6/30/2006 and due
                 7/03/2006 at $130,861 (collateralized by $67,962 of Fannie Mae
                 Notes(b), 3.38% - 5.75%, due 2/15/2008 - 12/15/2008; and
                 $68,664 of Freddie Mac Notes(b), 4.50% - 6.25%, due
                 3/05/2012 - 7/15/2013; combined market value of $133,482)                       130,861
                                                                                                --------
              Total repurchase agreements (cost: $205,861)                                       205,861
                                                                                                --------

              TOTAL INVESTMENTS (COST: $255,847)                                                $255,847
                                                                                                ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TOTAL RETURN STRATEGY FUND
JUNE 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (b) U.S. government agency issues. Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (c) Zero-coupon security. Rate represents the effective yield at date of purchase.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

ASSETS

   Investments in securities, at market value (amortized cost approximates
      market value)                                                             $ 49,986
   Investments in repurchase agreements (cost approximates market value)         205,861
   Receivables:
      Capital shares sold                                                            756
      Interest                                                                        30
      USAA Investment Management Company (Note 5C)                                   155
                                                                                --------
         Total assets                                                            256,788
                                                                                --------
LIABILITIES

   Payables:
      Capital shares redeemed                                                        232
   Accrued management fees                                                           127
   Accrued transfer agent's fees                                                       7
   Other accrued expenses and payables                                                22
                                                                                --------
         Total liabilities                                                           388
                                                                                --------
            Net assets applicable to capital shares outstanding                 $256,400
                                                                                ========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $257,407
   Accumulated undistributed net investment income                                   115
   Accumulated net realized loss on investments                                   (1,122)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $256,400
                                                                                ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                    25,883
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   9.91
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TOTAL RETURN STRATEGY FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME

   Interest                                                                      $5,428

EXPENSES

   Management fees                                                                  697
   Administration and servicing fees                                                172
   Transfer agent's fees                                                            326
   Custody and accounting fees                                                       27
   Postage                                                                           42
   Shareholder reporting fees                                                        24
   Trustees' fees                                                                     4
   Registration fees                                                                 28
   Professional fees                                                                 24
   Other                                                                              2
                                                                                 ------
      Total expenses                                                              1,346
   Expenses paid indirectly                                                          (2)
   Expenses reimbursed                                                             (201)
                                                                                 ------
      Net expenses                                                                1,143
                                                                                 ------
NET INVESTMENT INCOME                                                             4,285
                                                                                 ------
Increase in net assets resulting from operations                                 $4,285
                                                                                 ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TOTAL RETURN STRATEGY FUND

SIX-MONTH PERIOD ENDED JUNE 30, 2006 (UNAUDITED),
AND PERIOD ENDED DECEMBER 31, 2005*

                                                                 6/30/2006        12/31/2005*
                                                                 ----------------------------
FROM OPERATIONS

   Net investment income                                         $  4,285            $  2,621
   Net realized loss on investments                                     -              (1,122)
                                                                 ----------------------------
      Increase in net assets resulting from operations              4,285               1,499
                                                                 ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (4,170)             (2,621)
                                                                 ----------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                       88,595             241,837
   Shares issued for dividends reinvested                           3,688               2,185
   Cost of shares redeemed                                        (41,628)            (37,270)
                                                                 ----------------------------
      Increase in net assets from
         capital share transactions                                50,655             206,752
                                                                 ----------------------------
   Net increase in net assets                                      50,770             205,630

NET ASSETS

   Beginning of period                                            205,630                   -
                                                                 ----------------------------
   End of period                                                 $256,400            $205,630
                                                                 ============================
Accumulated undistributed net investment income
   End of period                                                 $    115            $      -
                                                                 ============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                      8,915              24,323
   Shares issued for dividends reinvested                             372                 221
   Shares redeemed                                                 (4,190)             (3,758)
                                                                 ----------------------------
      Increase in shares outstanding                                5,097              20,786
                                                                 ============================

   * FUND COMMENCED OPERATIONS ON JANUARY 24, 2005.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Massachusetts business trust consisting of 10 separate funds. Effective after the close of business on July 31, 2006, the Fund was reorganized into a newly established corresponding series of USAA Mutual Funds Trust, which is an existing Delaware statutory trust that was formerly known as USAA State Tax-Free Trust. The information presented in this semiannual report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a positive return every calendar year and over the long term (five years and more) to achieve returns greater than the S&P 500 Index with less risk. The Fund commenced operations on January 24, 2005.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock-based or bond-based exchange-traded fund (ETF) or a single money market instrument. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including ETFs, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales

16

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

                 price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

              3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              4. Repurchase agreements are valued at cost, which approximates market value.

              5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

                 that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

18

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

              These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended June 30, 2006, these custodian and other bank credits reduced the Fund's expenses by $2,000.

           F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

           G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Prior to January 6, 2006, the facility fees assessed by CAPCO were limited to an amount not to exceed 0.09% annually of the $300 million loan agreement.

         For the six-month period ended June 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2006.

20

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2006, in accordance with applicable tax law.

         Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2005, the Fund had capital loss carryovers of $837,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2013. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         For the six-month period ended June 30, 2006, there were no purchases or sales of long-term securities.

         As of June 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets for the fiscal year.

              Beginning with the month ending January 31, 2006, the investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases

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           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

              the base fee depending upon the performance of the Fund relative to the performance of the Lipper Flexible Portfolio Funds Index, which tracks the performance of the 30 largest funds within the Lipper Flexible Funds category. The base fee for the Fund is computed as referenced above. The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended January 31, 2006, the performance period consisted of the previous 12-month period. A new month is added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period for the Fund will consist of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 1.00% to 4.00%                        +/- 0.04%
+/- 4.01% to 7.00%                        +/- 0.05%
+/- 7.01% and greater                     +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio

22

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

              Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended June 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $697,000, which includes a performance adjustment of $(47,000) that decreased the base management fee of 0.65% by 0.04%.

           B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended June 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $172,000.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended June 30, 2006, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           C. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended June 30, 2006, the Fund incurred reimbursable expenses of $201,000, of which $155,000 was receivable from the Manager.

              Up to January 7, 2008, the Manager may recover from the Fund all or a portion of expenses waived or reimbursed, provided that

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

              the additional amount paid by the Fund, together with all other expenses of the Fund, in aggregate, would not cause the Fund's expense ratio in any period up to January 7, 2008, to exceed 1.00% of the Fund's average net assets. As of June 30, 2006, the carryover of excess expenses potentially reimbursable to the Manager was $499,000. The Fund has not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $326,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         USAA Investment Management Company is an indirectly wholly owned subsidiary of United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2006, the Association and its affiliates owned 2,500,000 shares (9.7%) of the Fund.

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                        SIX-MONTH
                                                                       PERIOD ENDED              PERIOD ENDED
                                                                         JUNE 30,                 DECEMBER 31,
                                                                           2006                      2005*
                                                                       ---------------------------------------
Net asset value at beginning of period                                   $  9.89                    $  10.00
                                                                         -----------------------------------
Income (loss) from investment operations:
   Net investment income                                                     .17                         .15
   Net realized and unrealized gain (loss)                                   .02                        (.11)
                                                                         -----------------------------------
Total from investment operations                                             .19                         .04
                                                                         -----------------------------------
Less distributions:
   From net investment income                                               (.17)                       (.15)
                                                                         -----------------------------------
Net asset value at end of period                                         $   9.91                   $   9.89
                                                                         ===================================
Total return (%)**                                                           1.93                        .44
Net assets at end of period (000)                                        $256,400                   $205,630
Ratio of expenses to average net assets (%)***(a,b,c)                        1.00                       1.00
Ratio of expenses to average net assets,
   excluding reimbursements (%)***(a,b)                                      1.17                       1.21
Ratio of net investment income to average net assets (%)***(a)               3.74                       1.88
Portfolio turnover (%)(d)                                                       -                     443.18

  * Fund commenced operations on January 24, 2005.
 ** Assumes reinvestment of all net investment income distributions during the period. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2006, average net assets were
    $231,294,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Effective January 24, 2005, the Manager voluntarily agreed to limit the annual expenses of the
    Fund to 1.00% of the Fund's average net assets.
(d) Calculated using average daily market value for the number of months during which the Fund was invested in long-term securities, which were as follows for each period:
                                                                                0                          7

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2006, through June 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

26

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                      BEGINNING              ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE        JANUARY 1, 2006 -
                                   JANUARY 1, 2006       JUNE 30, 2006         JUNE 30, 2006
                                  -------------------------------------------------------------
Actual                                $1,000.00            $1,019.30                $5.01
Hypothetical
  (5% return before expenses)          1,000.00             1,019.84                 5.01

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the current period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.93% for the six-month period of January 1, 2005, through June 30, 2006.

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 19, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of

28

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data,

30

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of both its expense group and expense universe. The data indicated that the Fund's total expenses were below the median of both its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was below the average of its performance universe and its Lipper index for the period from the Fund's inception on January 24, 2005, through December 31, 2005. The Board took into account management's discussion of the Fund's performance as well as the fact that the Fund only recently commenced operations. The Board also took into account management's discussion of the investment category in which the Fund was placed for comparison purposes.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In considering the profitability data with respect to the Fund, the Directors noted that the Manager reimbursed the Fund for expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA TOTAL RETURN STRATEGY FUND

JUNE 30, 2006 (UNAUDITED)

         Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being monitored; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

               ADMINISTRATOR,   USAA Investment Management Company
          INVESTMENT ADVISER,   P.O. Box 659453
                 UNDERWRITER,   San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48704-0806                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST, Total Return Strategy Fund

By:*     EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    08-17-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    08-21-2006
         ------------------------------


By:*     DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    08-21-2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.